Condensed Consolidated Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 338,533	$ 355,969	$ 350,701	$ 344,249	$ 302,477	$ 336,696	$ 334,998	$ 330,433	$ 284,933	$ 1,353,396	$ 1,287,060	$ 1,245,842
Direct advertising expenses	128,725				113,232					473,760	453,269	436,844
General and administrative expenses	66,790				59,206					242,182	230,800	231,574
Corporate expenses	16,026				15,391					71,759	69,078	57,212
Depreciation and amortization	51,489				49,230					191,433	258,435	300,579
Gain on disposition of assets	(11,327)				(1,836)					(8,765)	(3,192)	(3,804)
Operating income	86,830				67,254					383,027	278,670	223,437
Income before income tax expense	53,621				42,724					284,628	143,426	62,980
Income tax expense (benefit)	2,307				2,008					22,058	(110,092)	22,841
Net income (loss)	51,314				40,716					262,570	253,518	40,139
Statement of Comprehensive Income
Net income (loss)	51,314				40,716					262,570	253,518	40,139
Total other comprehensive income (loss), net of tax	1,468				(1,610)					(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)	52,782				39,106					258,938	252,105	38,028
LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	338,533	355,969	350,701	344,249	302,477	336,696	334,998	330,433	284,933	1,353,396	1,287,060	1,245,842
Direct advertising expenses	128,725				113,232					473,760	453,269	436,844
General and administrative expenses	66,790				59,206					242,182	230,800	231,574
Corporate expenses	15,933				15,303					71,426	68,733	56,877
Depreciation and amortization	51,489				49,230					191,433	258,435	300,579
Gain on disposition of assets	(11,327)				(1,836)					(8,765)	(3,192)	(3,804)
Operating income	86,923				67,342					383,360	279,015	223,772
Interest expense (income), net	30,067				24,530					98,399	105,152	146,112
Other expenses (income)	3,142										30,092	14,345
Income before income tax expense	53,714				42,812					284,961	143,771	63,315
Income tax expense (benefit)	2,307				2,008					22,058	(143,264)	22,977
Net income (loss)	51,407	76,607	86,043	59,449	40,804	241,230	35,103	15,480	(4,778)	262,903	287,035	40,338
Statement of Comprehensive Income
Net income (loss)	51,407	$ 76,607	$ 86,043	$ 59,449	40,804	$ 241,230	$ 35,103	$ 15,480	$ (4,778)	262,903	287,035	40,338
Total other comprehensive income (loss), net of tax	1,468				(1,610)					(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)	52,875				39,194					259,271	285,622	38,227
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Equity in (earnings) loss of subsidiaries	(84,610)				(65,334)					(361,330)	(454,138)	(144,280)
Interest expense (income), net	30,061				24,530					98,427	105,234	145,566
Other expenses (income)	3,142										61,869	14,345
Income before income tax expense	51,407				40,804					262,903	287,035	(15,631)
Income tax expense (benefit)												(55,969)
Net income (loss)	51,407				40,804					262,903	287,035	40,338
Statement of Comprehensive Income
Net income (loss)	51,407				40,804					262,903	287,035	40,338
Total comprehensive income (loss)	51,407				40,804					262,903	287,035	40,338
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	327,578				292,582					1,302,770	1,240,324	1,196,817
Direct advertising expenses	121,889				107,282					446,765	427,945	411,248
General and administrative expenses	63,999				57,162					231,914	220,497	221,369
Corporate expenses	15,648				15,038					69,721	67,154	54,737
Depreciation and amortization	49,689				47,274					183,757	249,655	292,575
Gain on disposition of assets	(11,560)				(1,836)					(8,765)	(3,192)	(3,804)
Operating income	87,913				67,662					379,378	278,265	220,692
Interest expense (income), net	(1)				(2)					(33)	(101)	(165)
Income before income tax expense	87,914				67,664					379,411	278,366	220,857
Income tax expense (benefit)	1,926				2,019					8,256	(143,743)	81,522
Net income (loss)	85,988				65,645					371,155	422,109	139,335
Statement of Comprehensive Income
Net income (loss)	85,988				65,645					371,155	422,109	139,335
Total comprehensive income (loss)	85,988				65,645					371,155	422,109	139,335
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	11,835				10,541					54,045	51,070	52,875
Direct advertising expenses	7,396				6,343					29,325	27,570	27,594
General and administrative expenses	2,791				2,044					10,268	10,303	10,205
Corporate expenses	285				265					1,705	1,579	2,140
Depreciation and amortization	1,800				1,956					7,676	8,780	8,004
Gain on disposition of assets	233
Operating income	(670)				(67)					5,071	2,838	4,932
Interest expense (income), net	327				255					1,094	2,107	2,563
Other expenses (income)											(31,777)
Income before income tax expense	(997)				(322)					3,977	32,508	2,369
Income tax expense (benefit)	381				(11)					13,802	479	(2,576)
Net income (loss)	(1,378)				(311)					(9,825)	32,029	4,945
Statement of Comprehensive Income
Net income (loss)	(1,378)				(311)					(9,825)	32,029	4,945
Total other comprehensive income (loss), net of tax	1,468				(1,610)					(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)	90				(1,921)					(13,457)	30,616	2,834
Eliminations [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	(880)				(646)					(3,419)	(4,334)	(3,850)
Direct advertising expenses	(560)				(393)					(2,330)	(2,246)	(1,998)
Operating income	(320)				(253)					(1,089)	(2,088)	(1,852)
Equity in (earnings) loss of subsidiaries	84,610				65,334					361,330	454,138	144,280
Interest expense (income), net	(320)				(253)					(1,089)	(2,088)	(1,852)
Income before income tax expense	(84,610)				(65,334)					(361,330)	(454,138)	(144,280)
Net income (loss)	(84,610)				(65,334)					(361,330)	(454,138)	(144,280)
Statement of Comprehensive Income
Net income (loss)	(84,610)				(65,334)					(361,330)	(454,138)	(144,280)
Total comprehensive income (loss)	$ (84,610)				$ (64,334)					$ (361,330)	$ (454,138)	$ (144,280)